S000065839 [Member] Annual Fund Operating Expenses - FlexShares Emerging Markets Quality Low Volatility Index Fund	Oct. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2026
FlexShares Emerging Markets Quality Low Volatility Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.18%

[1]	“Management Fees” have been restated to reflect current fees.